Employee Compensation - Summary of Changes in Number of Key Assumption (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.50%	3.40%	4.20%
Actuarial assumption of discount rates	2.40%	2.80%	2.70%
Pension Plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.00%
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (811)
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,016
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.40%
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 39
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	(38)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	(138)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 135
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.60%	3.60%	4.40%
Actuarial assumption of discount rates	2.00%	2.40%	2.40%
Actuarial assumption of discount rates	4.90%	5.20%	5.30%
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.10%
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (102)
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 126
Other employee future benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.00%
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (23)
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 23
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.90%
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 47
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (48)